Financial Instruments and Financial Risk Management (Tables)	9 Months Ended
Mar. 31, 2022
Financial Instruments And Financial Risk Management
Disclosure of fair value measurement of assets

March 31, 2022	Level 1	Level 2	Level 3	Total
Cash	$136,913,330	$-	$-	$136,913,330

June 30, 2021	Level 1	Level 2	Level 3	Total
Cash	$27,988,471	$-	$-	$27,988,471

Disclosure of assets and liabilities exposed to currency risk

	March 31, 2022 $	June 30, 2021 $
Cash	113,997,420	736,623
Accounts payable	(2,450,239)	(1,520,823)